Pioneer Solutions – Balanced Fund

Schedule of Investments | April 30, 2021

Ticker Symbols:
Class A	PIALX
Class C	PIDCX
Class R	BALRX
Class Y	IMOYX

Schedule of Investments | 4/30/21 (unaudited)

Shares		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Value
	AFFILIATED ISSUERS - 99.5%*
	MUTUAL FUNDS - 97.0%
2,865,462	Pioneer Bond Fund Class K	$45,509	$14,807	$10,835	$141,472	$28,769,242
536,196	Pioneer Core Equity Fund Class K	286,330	2,311,188	1,193,985	1,336,865	13,581,867
304,106	Pioneer Equity Income Fund Class K	(2,461)	2,746,181	–	153,534	12,346,710
6,451,193	Pioneer Flexible Opportunities Fund Class K	(189,715)	18,518,045	–	777,701	92,187,550
181,486	Pioneer Fund Class K	1,131,023	834,278	582,718	591,554	7,188,651
198,328	Pioneer Fundamental Growth Fund Class K	851,536	255,716	878,704	895,819	6,802,639
3,349,884	Pioneer Global Equity Fund Class K	473,262	17,471,584	–	758,947	67,600,655
2,222,286	Pioneer International Equity Fund Class Y	446,706	13,803,087	–	328,801	61,046,185
11,299,980	Pioneer Multi-Asset Income Fund Class K	(647,933)	19,449,181	–	5,216,640	136,955,764
1,414,255	Pioneer Multi-Asset Ultrashort Income Fund Class K	(306,376)	608,698	–	215,267	13,774,840
608,967	Pioneer Strategic Income Fund Class K	1,094,718	(365,706)	–	485,920	6,911,779
	Other affiliated securities not held at period end	3,525	249,136	–	190,230	–
	TOTAL MUTUAL FUNDS
	(Cost $373,506,154)	$3,186,124	$75,896,195	$2,666,242	$11,092,750	$447,165,882
	CLOSED-END FUND – 2.5%
1,345,927	Pioneer ILS Interval Fund	–	134,593	--	–	11,534,594
	TOTAL CLOSED-END FUND
	(Cost $11,400,002)	$–	$134,593	$--	$–	$11,534,594
	INVESTMENTS IN AFFILIATED ISSUERS- 99.5%
	(Cost $384,906,156)	$3,186,124	$76,030,788	$2,666,242	$11,092,750	$458,700,476
	OTHER ASSETS AND LIABILITIES - 0.5%					$ 2,480,244
	TOTAL NET ASSETS - 100.0%					$ 461,180,720

*	Affiliated funds managed by Amundi Asset Management US, Inc.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2021, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$447,165,882	$11,534,594	$ –	$458,700,476
Total	$447,165,882	$11,534,594	$ –	$458,700,476

During the nine months ended April 30, 2021, there were no transfers in or out of Level 3.

Pioneer Solutions – Balanced Fund | 4/30/21